Investment in Securities - Additional Information (Detail) ¥ in Millions	6 Months Ended
	Sep. 30, 2026 JPY (¥) Investment	Sep. 30, 2025 JPY (¥)	Mar. 31, 2026 JPY (¥) Investment
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ 100,176	¥ 64,149
Investment funds fair value	¥ 51,788		¥ 39,796
Number of investment securities in an unrealized loss position | Investment	1,144		903
Debt securities available-for-sale accrued interest, after allowance for credit loss	¥ 16,054		¥ 14,393
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Other Assets
Net unrealized holding gains (losses) on trading debt securities held		¥ 5
Allowance for credit losses for accrued interest receivables	¥ 0		0
Debt securities, trading, gain (loss)	0
Equity securities
Schedule of Investments [Line Items]
Investment funds fair value	25,231		24,845
Available-for-sale securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment funds fair value	17,551		3,024
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 9,006		¥ 11,927